Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
10.	Subsequent Events –
On October 1, 2016, the Company issued 139,839 units to existing members.
11.	Subsequent Events

Titan El Toro, LLC

On January 1, 2016 certain accredited investors contributed their current membership interests, as well as mezzanine debt and accrued interest totaling approximately $942,000 owed to Titan El Toro, LLC in exchange for Junior Bridge Notes in the amount of $942,000 and 64,387 Class A Membership Units in Titan CNG, LLC. As a result, the Company now owns 100% of the membership units in Titan El Toro, LLC.

Notes Payable Agreements

In July and September 2016 the Company entered into two additional Senior Notes for $200,000 and $150,000, respectively. The interest is at 12% and 16%, respectively, with a maturity date of October 31, 2016 and January 31, 2017, respectively. The notes contain certain conversion and default provisions and can be extended at the option of the Company through July 2017 for a fee of 1% of the outstanding principal balance at the time of the extension.

Walters Recycling & Refuse Station

In June 2016 Titan Blaine, LLC ("Blaine") entered into a compressed natural gas fuel station agreement (the “Agreement”) with Walters Recycling & Refuse, Inc. (“Walters”), an unrelated third party. Under the agreement Blaine will construct, at its sole expense, a CNG dispensing system (the “System”) on a portion of the property owned by Walters. The System shall include the required elements as defined in the contract. The System shall only be used for the purpose of filling Walter’s vehicles and authorized Blaine vehicles and trailers. Titan is required to have the System fully operational by June 2017. If the System is not fully operational by June 2017 Walters may terminate the agreement with 30 days written notice to Blaine. Blaine will be required to return the property to its pre-construction condition. Blaine shall retain ownership of all unattached movable components of the System. In addition, Blaine is responsible for all costs relating to installing the utilities required for the System as well as the costs for all ongoing system and property maintenance. The term of the agreement shall be for a period of seven years and shall commence on the date the system becomes fully operational and is first used by Walters, as defined in the agreement. Walters has the right to renew the agreement for four additional two year renewal periods. Beginning on the commencement date and through the contract term, Walters agrees to purchase 12,000 gasoline gallon equivalent (GGE) of compressed natural gas (CNG), as defined, exclusively from Blaine. The rate charged to Walters includes an initial six month rate which is then adjusted as stated in the agreement